Supplementary information on oil and gas activities (unaudited) (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of costs capitalized as well as expensed that were incurred
The following table shows capitalized costs and expenses incurred in the years ended December 31, 2022, 2021 and 2020. The acquisition of properties includes the costs incurred to acquire proved or unproved oil and gas properties. Exploration costs include the costs required to retain undeveloped properties, seismic acquisition costs, seismic data interpretation, geologic modelling, costs of drilling exploration wells and drilled well testing. Development costs include drilling costs and equipment for development wells, the construction of facilities for hydrocarbon extraction, transport, treatment and storage, and all the costs needed to maintain facilities for existing developed reserves.

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico
Acquisition of properties
Proved	(68,743)	—	—	—	—	—
Unproved	—	—	(69,693)	—	—	—

Total acquisition of properties	(68,743)	—	(69,693)	—	—	—

Exploration	—	(624)	—	(561)	—	(646)
Development	(426,991)	(4,368)	(280,686)	(13,475)	(186,030)	(2,031)

Total costs incurred	(495,734)	(4,992)	(350,379)	(14,036)	(186,030)	(2,677)

Summary of capitalized costs
The following table shows capitalized costs during the years ended December 31, 2022, 2021, and 2020, for proved and unproved oil and gas reserves, and accumulated depreciation:

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico
Proved properties (1)
Machinery, facilities, software licenses and other	71,839	723	37,519	476	34,407	485
Oil & gas properties and wells	2,108,966	40,381	1,614,708	34,698	1,258,223	—
Works in progress	148,964	4,984	84,978	6,267	76,924	2,632
Unproved properties	—	—	—	—	—	15,359

Gross capitalized costs	2,329,769	46,088	1,737,205	41,441	1,369,554	18,476
Cumulative depreciation	(773,424)	(2,972)	(549,885)	(281)	(364,964)	(94)

Total net capitalized costs	1,556,345	43,116	1,187,320	41,160	1,004,590	18,382

(1)	Including capitalized amounts related to Well plugging and abandonment and (impairment) reversal of long-lived assets.

Summary of results of operations
The following breakdown of results of operations summarizes income and expenses directly related to Crude oil and Natural gas production for the years ended December 31, 2022, 2021 and 2020. Income tax for these periods was calculated using statutory tax rates.

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Revenue from contracts with customers	1,143,820	652,187	273,938

Total revenue	1,143,820	652,187	273,938
Production costs excluding depreciation
Operating and other costs	(133,885)	(108,028)	(88,018)
Royalties	(144,837)	(86,241)	(38,908)

Total production costs	(278,722)	(194,269)	(126,926)

Depreciation, depletion and amortization	(234,862)	(191,313)	(147,674)
Exploration expenses	(624)	(561)	(646)
Discount for well plugging and abandonment liabilities	(2,444)	(2,546)	(2,584)
Reversal (Impairment) of long-lived assets	—	14,044	(14,438)

Operating profit (loss) before income tax	627,168	277,542	(18,330)
Income tax	(188,150)	(83,263)	5,499

Oil & gas operating profit (loss)	439,018	194,279	(12,831)

Summary of estimated oil and natural gas proved reserves and technical volumes
The following tables show proved oil reserves, net (including Crude oil, condensate oil and LNG) and Natural gas reserves, net, as of December 31, 2022, 2021 and 2020, according to VISTA’s interest percentage in the related concessions:
Proved reserves as of December 31, 2022

Argentina	Crude oil (1)	Natural g as	Natural g as
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	68.3	99.2	17.7
Proved undeveloped	136.8	139.7	24.8

Total proved reserves	205.1	238.9	42.5

Mexico	Crude oil (1)	Natural g as	Natural g as
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	0.2	0.1	0.0
Proved undeveloped	2.7	5.9	1.1

Total proved reserves	2.9	6.0	1.1
Proved reserves as of December 31, 2021

Argentina	Crude oil (1)	Natural g as	Natural g as
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	48.2	90.8	16.2
Proved undeveloped	95.1	99.4	17.7

Total proved reserves	143.3	190.2	33.9

Mexico	Crude oil (1)	Natural g as	Natural g as
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	0.3	0.2	0.0
Proved undeveloped	3.0	6.0	1.1

Total proved reserves	3.3	6.2	1.1
Proved reserves as of December 31, 2020

Argentina	Crude oil (1)	Natural g as	Natural g as
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	37.6	86.1	15.3
Proved undeveloped	61.8	73.9	13.1

Total proved reserves	99.4	160.0	28.4

Mexico	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	0.2	0.7	0.1
Proved undeveloped	0.0	0.0	0.0

Total proved reserves	0.2	0.7	0.1

(1)	It refers to crude oil, condensate, and LNG.

Summary of reconciliation of the company's reserves
The following table shows the reconciliation of the Company’s reserve data between December 31, 2021, and December 31, 2022:

	Crude oil (1)	Natural gas (6)	Natural gas
Argentina	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2021	143.3	190.2	33.9
Increase (decrease) attributable to:
Review of prior estimates (2)	9.1	0.9	0.2
Extensions and discoveries (3)	65.4	62.0	11.0
Purchases of onsite proved reserves (4)	2.0	2.0	0.4
Production for the year (5)	(14.6)	(16.3)	(2.9)

Reserves as of December 31, 2022	205.1	238.9	42.5

(1)	It refers to Crude oil, condensate, and LNG.
(2)	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+9.1MMbbl) are mainly related to:
(a) in connection with the developed reserve: (i) the enhanced performance of the 32 (thirty two) production wells targeting Vaca Muerta unconventional in Bajada del Palo Oeste concession (+4.78 MMbbl); (ii) the 28 (twenty eight) wells drilled in 2022 targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession, which comprises the farmout agreement I
mentioned in Note 29.3.2.1. (+2.54 MMbbl); (iii) a combined negative effect from other plots of land
(-0.62
MMbbl); (iv) a price revisions for (+0.75 MMbbl).
(b) in connection with the undeveloped reserve: (i) the unconventional Bajada del Palo Oeste concession were revised up, due to a lateral length adjustment, which had no effect on the type well (+0.87 MMbbl); (ii) the ELo Rio Negro concession were also revised up due to the addition of a well in Charco Bayo oilfield targeting Tordillo and Punta Rosada formations (+0.31 MMbbl);
 (iii) an upward revision was also made in the development plan of Jagüel de los Machos block due to the addition of 2 (two) wells and 2 (two) workovers
(+0.12 MMbbl); (iv) minor changes in the activity of 25 de Mayo-Medanito block (+0.05 MMbbl);
 (v) in Bajada del Palo Oeste concession, a downward revision was made related to the removal of two wells targeting Lotena conventional formation
(-0.28
MMbbl); and (vi) a price revisions for (+0.58 MMbbl).
The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (+0.9 Bcf) are mainly related to:
(a) in connection with the developed reserve: (i) the enhanced performance and
Gas-Oil
Ratio (“GOR”) adjustment based on the latest trial results of the 32 (thirty two) unconventional production wells in Bajada del Palo Oeste concession (+4.83 Bcf); (ii) reduced performance of conventional wells in Bajada del Palo Oeste concession
(-2.52
Bcf); (iii) a minor performance in Natural gas wells in Charco Bayo and Piedras Blancas in ELo Río Negro concession
(-4.81
Bcf); (iv) a practically null combined effect in the remainder plots of land
(-0.38
Bcf); and (v) a price revisions for (+2.54 Bcf).
(b) in connection with the undeveloped reserve: (i) the unconventional Bajada del Palo Oeste concession were revised up, due to a lateral length adjustment, which had no effect on the type well (+1.00 Bcf); (ii) the Elo Río Negro concession were also revised up due to the addition of a well in Charco Bayo oilfield targeting Tordillo and Punta Rosada formations (+1.34 Bcf); (iii) an upward revision was also made in the development plan of Jagüel de los Machos block due to the addition of 2 (two) wells and 2 (two) workovers (+0.13 Bcf); (iv) minor changes in the activity of 25 de Mayo-Medanito block (+0.02 Bcf); (v) in Bajada del Palo Oeste concession, a downward revision was made related to the removal of two wells targeting Lotena conventional formation
(-2.21
Bcf); and (vi) a price revisions for (+0.96 Bcf).

(3)	The changes in the proved developed and undeveloped reserves due to the extension and discovery of Crude oil (+65.4 MMbbl) and Natural gas (+62.0 Bcf) are mainly related to:
(a) in connection with the developed reserve: (i) the drilling of 16 (sixteen) wells (4 pads) targeting Vaca Muerta formation in Bajada del Palo Oeste concession (+13.44 MMbbl, +12.30 Bcf): (ii) the drilling of 12 (twelve) wells targeting Vaca Muerta formation in Aguada Federal concession (+7.73 MMbbl, +8.36 Bcf); (iii) the drilling of 2 (two) wells (1 pad) in Bajada del Palo Este targeting Vaca Muerta (+2.75 MMbbl, +0.89 Bcf).
(b) in connection with the undeveloped reserve: (i) the drilling of 13 (thirteen) wells (4 pads) targeting Vaca Muerta formation in Bajada del Palo Oeste concession (+14.08 MMbbl, +13.91 Bcf); (ii) the drilling of 2 (two)

wells
(1 pad) in Bajada del Palo Este (+2.71 MMbbl, +1.39 Bcf); and (iii) the drilling of 28 (twenty-eight) wells (13 pads) in Aguada Federal (+24.69 MMbbl, +25.15 Bcf).

(4)
The changes in the purchase of Crude oil (+2.00 MMbbl) and Natural gas (+2.00 Bcf)

reserves are mainly related to the farmout agreement II signed with Trafigura mentioned in Note 1.2.2. As of December 31, 2021, 4 (four) wells were proved undeveloped and the 4 (four) wells were unproved. As of December 31, 2022, the 8 (eight) wells are undeveloped proved.

(5)	Considering Vista Argentina’s output.
(6)	Natural gas internal consumption stood at 11.1% as of December 31, 2022.

	Crude oil (1)	Natural gas	Natural gas
Mexico	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2021	3.3	6.2	1.1
Increase (decrease) attributable to:
Review of prior estimates (2)	(0.3)	(0.1)	(0.0)
Purchases of onsite proved reserves	—	—	—
Production for the year (3)	(0.2)	(0.1)	(0.0)

Reserves as of December 31, 2022	2.9	6.0	1.1

(1)	It refers to Crude oil, condensate, and LNG.
(2)
The revisions of proved developed Crude oil and condensate and Natural gas reserves are related to an enhanced performance of wells (0.05 MMbbl) and the latest GOR trends
(-0.04
Bcf). The changes in the proved undeveloped Crude oil, condensate and Natural gas reserves
(-0.34
MMbbl,
-0.02
Bcf) are related to an adjustment of the type of curve after profit or loss from Vernet-1001 well.

(3)	Considering Vista Holding II’s output.
VISTA ENERGY, S.A.B. DE C.V.
Notes to the consolidated financial statements as of December 31, 2022 and 2021, and for the years ended December 31, 2022, 2021 and 2020
(Amounts expressed in thousands of US Dollars, except otherwise indicated)

The following table shows the reconciliation of the Company’s reserve data between December 31, 2020, and December 31, 2021:

	Crude oil (1)	Natural gas (6)	Natural gas
Argentina	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2020	99.4	160.0	28.4
Increase (decrease) attributable to:
Review of prior estimates (2)	3.8	(5.4)	(0.9)
Extensions and discoveries (3)	53.5	53.7	9.6
Purchases of onsite proved reserves (4)	(2.2)	(1.9)	(0.3)
Production for the year (5)	(11.2)	(16.2)	(2.9)
Reserves as of December 31, 2021	143.3	190.2	33.9

(1)	It refers to Crude oil, condensate, and LNG.
(2)
The changes due to revisions of prior estimates of total proved Crude oil reserves (+3.8 MMbbl) are mainly related to: (i) an extension of the economic cap applicable to the different concessions (+3.3 MMbbl) due to increased prices of liquid hydrocarbon (from USD 41.97 per barrel to USD 54.99 per barrel of condensate and C5+, and from USD 19.16 per barrel to USD 26.87 per barrel of LPG); (ii) an enhanced performance of Bajada del Palo Oeste unconventional wells (+2.6 MMbbl); partly offset by: (iii) a lower performance of the base production of Bajada del Palo Oeste (-0.6 MMbbl), 25 de Mayo-Medanito (-0.6 MMbbl), ELo Río Negro (-0.5 MMbbl) and Coirón Amargo Norte (-0.4 MMbbl) conventional wells.

The changes due to revisions of prior estimates of proved Natural gas reserves (-5.4 Bcf) are mainly related to: (i) the revision of the type curve of proved undeveloped reserves in Lotena formation (-4.9 Bcf) after profit (loss) from drilling wells in 2021; (ii) a lower performance of Borde Montuoso conventional wells in Bajada del Palo Oeste (-4.0 Bcf); of Charco Bayo Natural gas wells in ELo Río Negro concession (-2.3 Bcf); (iii) a lower performance of the new dry Natural gas well drilled in 2021 in Bajada del Palo Oeste concession (-1.8 Bcf); (iv) a change in the development plan in Natural gas reservoirs in conventional fields (-1.1 Bcf); partly offset by: (v) an enhanced performance of Bajada del Palo Oeste unconventional wells (+2.9 Bcf); and (vi) an extension of the economic cap applicable to the different concessions (+5.8 Bcf) due to higher commercial Natural gas prices (from USD 2.81 per cubic feet to USD 3.92 per cubic feet).

(3)
The changes in total proved reserves due to the extension and discovery of Crude oil (+
53.5
MMbbl) and Natural gas (+
53.7
Bc
f) are mainly related to: (i) the extension of proved undeveloped acreage thanks to the addition of 11 (eleven) pads (44 wells) classified as proved undeveloped due to the successful drilling in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession (+
46.2
MMbbl, +
46.5
Bcf); and (ii) the extension of proved developed acreage related to the drilling of 2 (two) unproved pads (8 (eight) wells (related to PAD 35 and PAD 44) in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession under the farmout agreement I with Trafigura (+
7.3
MMbbl, +
7.2
 Bcf).

(4)
The changes due to purchases/sales of Crude oil (-2.2 MMbbl) and Natural gas (-1.9
B
cf) reserves are related to: (i) the sale of the interest (10%) in CASO (-1.4 MMbbl , -1.0 Bcf); (ii) the farmout agreement I mentioned in Note 29.3.2.1 related to PAD 12 (4 wells) in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession (-0.9 MMbbl, -0.9 Bcf ); partly offset by (iii) the acquisition of the 50% interest in Aguada Federal concession (+0.1 MMbbl).

(5)	Considering Vista Argentina’s output.
(6)	Natural gas consumption stood at 12.9% as of December 31, 2021.

	Crude oil (1)	Natural gas	Natural gas
Mexico	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2020	0.2	0.7	0.1
Increase (decrease) attributable to:
Review of prior estimates (2)	1.5	3.0	0.5
Purchases of onsite proved reserves (3)	1.7	2.4	0.4
Production for the year (4)	(0.1)	—	—

Reserves as of December 31, 2021	3.3	6.2	1.1

(1)	It refers to C rude oil, condensate, and LNG.
(2)	The revisions of proved developed Crude oil, condensate and Natural gas reserves are related to the development plan approved by the CNH, as well as the drilling and completion of Vernet-1001 wells.
(3)
The changes due to purchases/sales of Crude oil (+1.7 MMbbl) and Natural gas (+2.4 bcf) are mainly related to the transfer of assets in Mexico, whereby Company increased its equity to 100% in CS-01 area (see Note 29.3.11).

(4)	Considering Vista Holding II’s output.
VISTA ENERGY, S.A.B. DE C.V.
Notes to the consolidated financial statements as of December 31, 2022 and 2021, and for the years ended December 31, 2022, 2021 and 2020
(Amounts expressed in thousands of US Dollars, except otherwise indicated)

The following table shows the reconciliation of the Company’s reserves data between December 31, 2019 and December 31,2020:

	Crude oil (1)	Natural gas (6)	Natural gas
Argentina	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2019	70.8	172.0	30.6
Increase (decrease) attributable to:
Review of prior estimates (2)	4.4	(25.1)	(4.6)
Extensions and discoveries (3)	30.8	27.9	5.0
Purchases of onsite proved reserves (4)	0.3	0.6	0.1
Production for the year (5)	(6.9)	(15.4)	(2.7)
Reserves as of December 31, 2020	99.4	160.0	28.4

(1)	It refers to Crude oil, condensate, and LNG.
(2)
The conversion of proved undeveloped reserves to prove developed reserves is related to the start of production of the two pads (eight wells) classified as proved undeveloped reserves targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession.

The performance revisions of proved developed crude oil and condensate reserves are related to an increased performance above the type curve of two pads (eight wells) drilled in 2020 targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession (+2.1 MMbbl); the increased performance of conventional reservoirs in Bajada del Palo Oeste concession (+1.1 MMbbl); the extension of the economic life of conventional reservoirs in Bajada del Palo Oeste concession due to the development of Vaca Muerta unconventional reservoir in the concession (+0.9 MMbbl), and the effect of an increased performance in other concessions (+0.3 MMbbl).

The revisions of proved developed natural gas reserves are related to a lower performance of the gas wells in ELo Río Negro concession (-15.5
Bcf) and a lower performance of the gas wells of the conventional reservoirs in Bajada del Palo Oeste concession (-6.0
Bcf), which were partly offset by an extension in the economic life of conventional reservoirs in Bajada del Palo Oeste concession due to the development of the unconventional reservoir in Vaca Muerta (+4.1 Bcf). The performance revisions of undeveloped proved reserves are related to a greater standard well for the unconventional development of Vaca Muerta in Bajada del Palo Oeste concession due to the increased performance of two pads (eight wells) which production started in 2020 (+2.0 Bcf), and the effect of greater performance of the other areas (+1.6 Bcf).

Performance revisions of undeveloped proved reserves in Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession are related to increased performance of the standard well as compared to the pads drilled in 2020 for (+1.1 MMbbl). Other undeveloped proved reserves were revised due to the removal in the development plan of three well locations targeting Lotena conventional formation in Bajada del Palo Oeste concession (-8.3 Bcf); four wells in Charco del Palenque (-0.4 MMbbl and -0.5 Bcf); four wells in ELo Río Negro (-0.3 MMbbl and -3.0 Bcf); a well in Jagüel de los Machos (-0.1 MMbbl and -0.1 Bcf), and three wells in 25 de Mayo-Medanito SE (-0.3 MMbbl and -0.1 Bcf).

(3)
The extensions are related to the addition of proved developed acreage related to the drilling of an unproved pad (four wells) targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession.

These extensions are related to 7 (seven) additional pads (26 wells) classified as proved undeveloped due to the successful preformation in Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession.

(4)	Purchases related to the acquisition of additional interests in Coirón Amargo Norte concession (from 55.0% to 96.8%).
(5)	Considering Vista Argentina’s production.
(6)	Natural gas consumption stood at 13.5% as of December 31, 2020.

	Crude oil (1)	Natural gas	Natural gas
Mexico	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2019	0.2	0.8	0.1
Increase (decrease) attributable to:
Review of prior estimates (2)	—	0.1	—
Production for the year (3)	—	(0.2)	—

Reserves as of December 31, 2020	0.2	0.7	0.1

(1)	It refers to Crude oil, condensate, and LNG.
(2)
The performance revisions of proved developed oil and condensate reserves are related to an enhanced performance of CS-01 and A-10 areas. The performance revisions of proved developed Natural gas reserves are related to an enhanced performance of CS-01 area.

(3)	Considering Vista Holding II’s output.

Summary of standardized measure of discounted future cash flows

	As of December 31, 2022 (1)	As of December 31, 2021 (1) (2)	As of December 31, 2020 (1)
Future cash flows	16,118	8,506	4,533
Future production costs	(4,634)	(2,638)	(1,921)
Future development and abandonment costs	(2,142)	(1,294)	(788)
Future income tax	(3,009)	(1,432)	(418)
Undiscounted future net cash flows	6,333	3,142	1,406
10% annual discount	(3,092)	(1,630)	(668)

Standardized measure of discounted future net cash flows (2)	3,241	1,512	738

(1)	Amounts expressed in millions of US Dollars (“MM USD”).
(2)
As of December 31, 2021, the standardized measure of future discounted cash flow (net) is related to the estimated value of reserves in Argentina. The table does not include the estimated value of the reserves in Mexico’s areas (24MM USD as of December 31, 2021).

Summary of changes in the standardized measure of discounted future net cash flows
The following table shows the changes in the standardized measure of future discounted cash flow, net, for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022 (1)	Year ended December 31, 2021 (1)	Year ended December 31, 2020 (1)
Standardized measure of future discounted cash flow, net, at beginning of year	1,512	738	775
Net changes in selling prices and production costs related to future production (2)	1,170	783	(241)
Net changes in estimated future development costs (3)	(2,632)	28	(231)
Net changes from revisions of workload estimates (4)	229	44	20
Net changes from extensions, discoveries and improvements (5)	1,790	1,006	362
Cumulative discount	1,585	116	118
Net changes from on-site purchases and sales of minerals (6)	55	(40)	2
Sales of Crude oil, LNG and Natural gas produced, net of production costs	820	(429)	127
Estimated development costs previously incurred	(460)	(263)	(206)
Net changes in income tax (7)	(852)	(471)	12
Other (8)	24	—	—

Changes in the standardized measure of future discounted cash flow for the year	1,729	774	(37)

Standardized measure of future discounted cash flow at end of year	3,241	1,512	738

(1)	Amounts expressed in millions of US Dollars.
(2)
For the year ended December 31, 2022, mainly affected by an increase in the prices of Crude oil, condensate, Natural gas and LPG effective in Argentina, which rose from USD 54.99 per barrel to USD 72.32 per barrel of Crude oil, condensate and C5+; from USD 26.87 per barrel to USD 31.19 per barrel of LPG, and from USD 3.92 per cubic feet to USD 4.86 per cubic feet of commercial gas. Also, for the year ended December 31, 2021, mainly affected by an increase in the prices of Crude oil, condensate, Natural gas and LPG, which increased from USD 41.97 per barrel to USD 54.99 per barrel of Crude oil, condensate and C5+; from USD 19.16 per barrel to USD 26.87 per barrel of LPG, and from USD 2.81 per cubic feet to USD 3.92 per cubic feet of commercial gas. Additionally, for the year ended December 31, 2020, mainly affected by a decrease in effective oil prices, which fell from 55.9 US/bbl as of December 31, 2019, to 42.0 US/bbl as of December 31, 2020, partly offset by a 13.9% reduction in average production-related costs.

(3)	For the years ended December 31, 2022, December 31, 2021 and December 31, 2020, related to revisions of development costs in Bajada del Palo Oeste unconventional area.
(4)
For the year ended December 31, 2022, mainly affected by the extension of the economic caps of assets due to a rise in Crude oil, condensate, Natural gas and LPG effective prices, which increased from USD 54.99 per barrel to USD 72.32 per barrel of Crude oil, condensate and C5+; from USD 26.87 per barrel to USD 31.19 per barrel of LPG, and from USD 3.92 per cubic feet to USD 4.86 per cubic feet of commercial gas, partly offset by a greater decline in certain conventional gas assets. Also, for the year ended December 31, 2021, mainly affected by the extension of the economic caps of assets due to the increase in Crude oil, condensate, Natural gas and LPG prices, which increased from USD 41.97 per barrel to USD 54.99 per barrel of Crude oil, condensate and C5+; from USD 19.16 per barrel to USD 26.87 per barrel of LPG, and from USD 2.81 per cubic feet to USD 3.92 per cubic feet of commercial gas, partly offset by a greater decline in certain conventional gas assets. Additionally, for the year ended December 31, 2020, related to an enhanced performance of drilled wells in Bajada del Palo Oeste in Vaca Muerta unconventional formation above the estimated type well.

(5)
For the year ended December 31, 2022, mainly associated to the extension of the proved area due to the addition of 32 wells in proved reserves in Bajada del Palo Oeste area in Vaca Muerta formation yielding profit, as well as the addition of proved reserves in Bajada del Palo Este unconventional area and the beginning of the development of Vaca Muerta formation in Aguada Federal unconventional area. For the year ended December 31, 2020 due to the addition of proved reserves in unconventional Bajada del Palo Oeste, and the beginning of the development of Vaca Muerta formation in Bajada del Palo Oeste.

(6)
For the year ended December 31, 2022, related to the farmout agreement II whereby a 25% interest in certain Bajada del Palo Oeste wells in Vaca Muerta formation is granted to Trafigura (see Note 29.3.2.2). Also, for the year ended December 31, 2021, related to the farmout agreement I whereby Trafigura was granted a
20
% interest in certain Bajada del Palo Oeste wells in Vaca Muerta formation (see Note 29.3.2.1), and the sale of the

10
%
interest in CASO concession (see Note 29.3.4). For the year ended December 31, 2020, related to the increase in the interest in Coirón Amargo Norte area (see Note 29.3.4).

(7)
For the year ended December 31, 2022 and 2021, the changes are caused by the rise in income tax due to higher revenue mainly expected from the extensions and increases in hydrocarbon prices. For the year ended December 31, 2020, due to decreasing/increasing expected cash inflows and changes in the income rate applicable to Argentine companies (see Note 33.1).

(8)	For the year ended December 31, 2022, includes estimated value of the reserves in Mexico’s areas.